Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Collateral provided (Details) - Financial instruments in connection with derivative transactions in organized markets - MXN ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Collateral provided	$ 3,689	$ 2,566
Cash | Mercado Mexicano de Derivados, S.A. de C.V. (MexDer)
Financial instruments
Collateral provided	2,093	2,216
Cash | Chicago Mercantile Exchange
Financial instruments
Collateral provided	1,297	$ 350
Cash | Foreign financial Institutions
Financial instruments
Collateral provided	$ 299